                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended June 30, 2000.
                                                       -------

Check here if Amendment;  / /           Amendment Number:

This Amendment (Check only one):        / / is a restatement.

                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                    White Mountains Insurance Group, Ltd.
Address of Principal Executive Office:   80 South Main Street
                                         Hanover, New Hampshire 03755-2053
                                         U.S.A.

Form 13F File Number:                    028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael S. Paquette
Title:   Senior Vice President and Controller
Phone:   (603) 640-2205

Signature, Place, and Date of Signing:

/s/    Michael S. Paquette      Hanover, New Hampshire       August 14, 2000
--------------------------      ----------------------       ---------------
           [Signature]                [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
-                                   None

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                     -----------------

Form 13F Information Table Entry Total:                   63 ITEMS
                                                     -----------------

Form 13F Information Table Value Total:                 $727,080,152
                                                     -----------------

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.       028-07388                  Folksamerica Holding Company, Inc.
         ---------                  ----------------------------------

                      WHITE MOUNTAINS INSURANCE GROUP, LTD.

                   FORM 13F INFORMATION TABLE - JUNE 30, 2000

       ---------------------------------------------------------------------------------------------------------------------

                                                    Title             CUSIP               Market            Amount and
              Name of Issuer                       of class           Number              Value            Type of Security
       ---------------------------------------------------------------------------------------------------------------------

  1    Aetna Inc.                                    COM            008117-10-3           381,916              5,950  SH
  2    Affiliated Computer                          CL A            008190-10-0           224,825              6,800  SH
  3    Alleghany Corp                                COM            017175-10-0           378,000              2,250  SH
  4    Ambac Inc.                                    COM            023139-10-8           424,797              7,750  SH
  5    America Online, Inc.                          COM            02364J-10-4         1,791,375             34,000  SH
  6    American Express Company                      COM            025816-10-9           119,888              2,300  SH
  7    American International Group                  COM            026874-10-7         3,378,125             28,750  SH
  8    Amgen Inc.                                    COM            031162-10-0         5,268,750             75,000  SH
  9    Aon Corp.                                     COM            037389-10-3           462,831             14,900  SH
  10   Berkley, W.R. Corp                            COM            084423-10-2           110,625              5,900  SH
  11   Berkshire Hathaway Inc.                      CL A            084670-10-8        20,713,000                385  SH
  12   Berkshire Hathaway Inc.                      CL A            084670-10-8         5,380,000                100  SH
  13   Berkshire Hathaway, Inc.                     CL B            084670-20-7        18,201,920             10,342  SH
  14   Bisys Group                                   COM            055472-10-4           155,595              2,530  SH
  15   Bristol Myers Squibb Co.                      COM            110122-10-8         2,796,000             48,000  SH
  16   Carnival Corp.                                COM            143658-10-2           382,200             19,600  SH
  17   Cisco Systems                                 COM            17275R-10-2         7,087,219            111,500  SH
  18   Citigroup Inc.                                COM            172967-10-1         4,820,000             80,000  SH
  19   CNA Financial Corp.                           COM            126117-10-0           567,800             16,700  SH
  20   Coca Cola Corp                                COM            191216-10-0         1,665,688             29,000  SH
  21   Concord EFS Inc.                              COM            206197-10-5           208,000              8,000  SH
  22   Costco                                        COM            22160K-10-5         1,980,000             60,000  SH
  23   Dell Computer Corp.                           COM            247025-10-9         4,438,125             90,000  SH
  24   Dexia Ords (Belgium Listing)                  COM            990000-4S-7        26,523,788            180,000  SH
  25   EMC Corporation                               COM            268648-10-2         7,693,750            100,000  SH
  26   Federal National Mortgage Assn.               COM            313586-10-9           714,969             13,700  SH
  27   Fidelity National Financial, Inc.             COM            316326-10-7         6,885,500            376,000  SH
  28   Financial Security Assurance
       Holdings, Ltd.                                COM            31769P-10-0       526,824,102          6,943,316  SH
  29   First Data Corp.                              COM            319963-10-4           568,206             11,450  SH
  30   General Electric Co.                          COM            369604-10-3         6,042,000            114,000  SH
  31   Gillette Company                              COM            375766-10-2         3,668,438            105,000  SH
  32   Home Depot Inc.                               COM            437076-10-2         3,840,194             76,900  SH
  33   IMS Health                                    COM            449934-10-8           363,600             20,200  SH
  34   Intel Corp.                                   COM            458140-10-0         5,347,500             40,000  SH
  35   Intuit Inc.                                   COM            461202-10-3           910,250             22,000  SH
  36   Jefferson Pilot Corp.                         COM            475070-10-8           366,844              6,500  SH
  37   John Hancock Financials                       COM            41014S-10-6           746,156             31,500  SH
  38   Johnson & Johnson                             COM            478160-10-4         4,890,000             48,000  SH
  39   Lasalle Re Holdings Ltd.                      ORD            G5383Q-10-1           156,630             11,040  SH
  40   Lexmark International                        CL A            529771-10-7         2,387,375             35,500  SH
  41   Liberty Financial Co.                         COM            530512-10-2           228,150             10,400  SH
  42   Loral Space & Communications Ltd              COM            G56462-10-7           520,313             75,000  SH
  43   Lucent Technologies Inc.                      COM            549463-10-7         2,755,125             46,500  SH
  44   Marsh & McLennan Inc.                         COM            571748-10-2           657,956              6,300  SH
  45   MCI Worldcom, Inc.                            COM            55268B-10-6         3,325,938             72,500  SH
  46   Microsoft Corp                                COM            594918-10-4         2,160,000             27,000  SH
  47   Motorola                                      COM            620076-10-9         2,615,625             90,000  SH
  48   Nordstrom Inc.                                COM            655664-10-0         1,206,250             50,000  SH
  49   Ohio Cas Corp.                                COM            677240-10-3           113,263             10,660  SH
  50   Partner Re Ltd.                               COM            G6852T-10-5           439,425             12,400  SH
  51   Pfizer Inc.                                   COM            717081-10-3         2,880,000             60,000  SH
  52   PXRE Group                                    COM            G73018-10-6           189,000             14,000  SH
  53   PXRE Group                                    COM            G73018-10-6         4,733,100            350,600  SH
  54   Qualcomm, Inc.                                COM            747525-10-3         1,500,000             25,000  SH
  55   Renaissance Re Holding Ltd                    COM            G7496G-10-3           535,819             12,300  SH
  56   Safeco Corp.                                  COM            786429-10-0           196,763              9,900  SH
  57   Schering-Plough Corp.                         COM            806605-10-1         3,772,350             74,700  SH
  58   Torchmark Corp.                               COM            891027-10-4           291,313             11,800  SH
  59   Vesta Insurance Group, Inc.                   COM            925391-10-4        12,964,064          2,057,788  SH
  60   Waddell & Reed Financial Inc.                CL A            930059-10-0           545,672             16,630  SH
  61   Wal-Mart Stores, Inc.                         COM            931142-10-3         3,042,600             52,800  SH
  62   Walt Disney Co.                           COM DISNEY         254687-10-6         2,988,563             77,000  SH
  63   XL Capital Ltd.                              CL A            G98255-10-5           552,887             10,215  SH
                                                                                       -----------------------------

                                                                                     $727,080,152         11,968,356

       --------------------------------------------------------------------------------------------------------------------
                                                                                             Voting Authority (Shares)
                                                  Investment                    -------------------------------------------
              Name of Issuer                      Discretion       Managers *       Sole               Shared         None
       --------------------------------------------------------------------------------------------------------------------

  1    Aetna Inc.                                    DEFINED           1,2                             5,950
  2    Affiliated Computer                           DEFINED           1,2                             6,800
  3    Alleghany Corp                                DEFINED           1,2                             2,250
  4    Ambac Inc.                                    DEFINED           1,2                             7,750
  5    America Online, Inc.                          DEFINED           1,2                            34,000
  6    American Express Company                      DEFINED           1,2                             2,300
  7    American International Group                  DEFINED           1,2                            28,750
  8    Amgen Inc.                                    DEFINED           1,2                            75,000
  9    Aon Corp.                                     DEFINED           1,2                            14,900
  10   Berkley, W.R. Corp                            DEFINED           1,2                             5,900
  11   Berkshire Hathaway Inc.                       DEFINED           1,2                               385
  12   Berkshire Hathaway Inc.                         SOLE             2               100
  13   Berkshire Hathaway, Inc.                      DEFINED           1,2                            10,342
  14   Bisys Group                                   DEFINED           1,2                             2,530
  15   Bristol Myers Squibb Co.                      DEFINED           1,2                            48,000
  16   Carnival Corp.                                DEFINED           1,2                            19,600
  17   Cisco Systems                                 DEFINED           1,2                           111,500
  18   Citigroup Inc.                                DEFINED           1,2                            80,000
  19   CNA Financial Corp.                           DEFINED           1,2                            16,700
  20   Coca Cola Corp                                DEFINED           1,2                            29,000
  21   Concord EFS Inc.                              DEFINED           1,2                             8,000
  22   Costco                                        DEFINED           1,2                            60,000
  23   Dell Computer Corp.                           DEFINED           1,2                            90,000
  24   Dexia Ords (Belgium Listing)                  DEFINED           1,2                           180,000
  25   EMC Corporation                               DEFINED           1,2                           100,000
  26   Federal National Mortgage Assn.               DEFINED           1,2                            13,700
  27   Fidelity National Financial, Inc.             DEFINED           1,2                           376,000
  28   Financial Security Assurance
       Holdings, Ltd.                                  SOLE             2        6,943,316
  29   First Data Corp.                              DEFINED           1,2                            11,450
  30   General Electric Co.                          DEFINED           1,2                           114,000
  31   Gillette Company                              DEFINED           1,2                           105,000
  32   Home Depot Inc.                               DEFINED           1,2                            76,900
  33   IMS Health                                    DEFINED           1,2                            20,200
  34   Intel Corp.                                   DEFINED           1,2                            40,000
  35   Intuit Inc.                                   DEFINED           1,2                            22,000
  36   Jefferson Pilot Corp.                         DEFINED           1,2                             6,500
  37   John Hancock Financials                       DEFINED           1,2                            31,500
  38   Johnson & Johnson                             DEFINED           1,2                            48,000
  39   Lasalle Re Holdings Ltd.                      DEFINED           1,2                            11,040
  40   Lexmark International                         DEFINED           1,2                            35,500
  41   Liberty Financial Co.                         DEFINED           1,2                            10,400
  42   Loral Space & Communications Ltd              DEFINED           1,2                            75,000
  43   Lucent Technologies Inc.                      DEFINED           1,2                            46,500
  44   Marsh & McLennan Inc.                         DEFINED           1,2                             6,300
  45   MCI Worldcom, Inc.                            DEFINED           1,2                            72,500
  46   Microsoft Corp                                DEFINED           1,2                            27,000
  47   Motorola                                      DEFINED           1,2                            90,000
  48   Nordstrom Inc.                                DEFINED           1,2                            50,000
  49   Ohio Cas Corp.                                DEFINED           1,2                            10,660
  50   Partner Re Ltd.                               DEFINED           1,2                            12,400
  51   Pfizer Inc.                                   DEFINED           1,2                            60,000
  52   PXRE Group                                    DEFINED           1,2                            14,000
  53   PXRE Group                                      SOLE             2           350,600
  54   Qualcomm, Inc.                                DEFINED           1,2                            25,000
  55   Renaissance Re Holding Ltd                    DEFINED           1,2                            12,300
  56   Safeco Corp.                                  DEFINED           1,2                             9,900
  57   Schering-Plough Corp.                         DEFINED           1,2                            74,700
  58   Torchmark Corp.                               DEFINED           1,2                            11,800
  59   Vesta Insurance Group, Inc.                   DEFINED           1,2                         2,057,788
  60   Waddell & Reed Financial Inc.                 DEFINED           1,2                            16,630
  61   Wal-Mart Stores, Inc.                         DEFINED           1,2                            52,800
  62   Walt Disney Co.                               DEFINED           1,2                            77,000
  63   XL Capital Ltd.                               DEFINED           1,2                            10,215

*     1    =   Folksamerica Holding Company, Inc.    (FORM 13F filed separately)
      2    =   White Mountains Insurance Group, Ltd.